Amounts due from/to related companies, shareholders and directors and loans from directors	12 Months Ended
Dec. 31, 2025
Amounts Due Fromto Related Companies Shareholders And Directors And Loans From Directors
Amounts due from/to related companies, shareholders and directors and loans from directors

16.	Amounts due from/to related companies, shareholders and directors and loans from directors

The amounts due from/to related companies, shareholders and directors are unsecured, interest-free and repayable on demand. The loans from directors are unsecured, bearing interest of 5.25% per annum and repayable on February 11, 2028.